Schedule of share capital (Details) (Parenthetical)		12 Months Ended
		Jun. 30, 2024 USD ($) shares	Jun. 30, 2024 AUD ($) shares	Jun. 30, 2023 AUD ($) shares	Jun. 30, 2022 AUD ($) shares
IfrsStatementLineItems [Line Items]
Number of shares issued at market offering	[1]	105,937	105,937	245,010
Gross proceeds | $			$ 769,936	$ 3,295,822	$ 9,979,861
Sales agreement [member]
IfrsStatementLineItems [Line Items]
Number of shares issued at market offering		105,937	105,937
Gross proceeds		$ 506,220	$ 769,936

[1]	On 18 May 2023, the Company entered into an At The Market Offering Agreement (“Sales Agreement”) with H.C. Wainwright & Co., LLC, relating to the sale of our ordinary shares. During the financial year ended 30 June 2024, the Company sold 105,937 ordinary shares for total gross proceeds of US$506,220 (equivalent to $769,936) under the Sales Agreement, pursuant to the prospectus supplement dated 21 July 2023 forming a part of the registration statement on Form F-3 (File No. 333-272066), as amended, filed with the Securities and Exchange Commission which became effective on 1 June 2023.